Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, Measurements from Brokers or Third Party Pricing Services
Table 17.1 presents unadjusted fair value measurements provided by brokers or third-party pricing services by fair value hierarchy level . Fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value recorded in our financial statements are excluded from Table 17.1.

Table 17.1: Fair Value Measurements by Brokers or Third-Party Pricing Services

	Brokers			Third-party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
December 31, 2016
Trading assets	$—	—	—	899	60	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	22,870	2,949	—
Securities of U.S. states and political subdivisions	—	—	—	—	49,837	208
Mortgage-backed securities	—	171	—	—	176,923	92
Other debt securities (1)	—	450	968	—	49,162	54
Total debt securities	—	621	968	22,870	278,871	354
Total marketable equity securities	—	—	—	—	358	—
Total available-for-sale securities	—	621	968	22,870	279,229	354
Derivative assets	—	—	—	22	—	—
Derivative liabilities	—	—	—	(109)	(1)	—
Other liabilities (2)	—	—	—	—	—	—
December 31, 2015
Trading assets (3)	$—	—	—	700	5	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	32,868	3,382	—
Securities of U.S. states and political subdivisions	—	—	—	—	48,443	51
Mortgage-backed securities	—	226	—	—	126,525	73
Other debt securities (1)	—	503	409	—	48,721	345
Total debt securities	—	729	409	32,868	227,071	469
Total marketable equity securities	—	—	—	—	484	—
Total available-for-sale securities	—	729	409	32,868	227,555	469
Derivative assets	—	—	—	—	224	—
Derivative liabilities	—	—	—	—	(221)	—
Other liabilities (2)	—	—	—	—	(1)	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

(2)	Includes short sale liabilities and other liabilities.

(3)	The Level 1 third-party pricing services balance for trading assets has been revised to correct the amount previously reported.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 17.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2016
Trading assets
Securities of U.S. Treasury and federal agencies	$14,950	2,710	—		—		17,660
Securities of U.S. states and political subdivisions	—	2,910	3		—		2,913
Collateralized loan obligations	—	501	309		—		810
Corporate debt securities	—	9,481	34		—		9,515
Mortgage-backed securities	—	20,254	—		—		20,254
Asset-backed securities	—	1,128	—		—		1,128
Equity securities	20,462	290	—		—		20,752
Total trading securities (1)	35,412	37,274	346		—		73,032
Other trading assets	—	1,337	28		—		1,365
Total trading assets	35,412	38,611	374		—		74,397
Securities of U.S. Treasury and federal agencies	22,870	2,949	—		—		25,819
Securities of U.S. states and political subdivisions	—	49,961	1,140	(2)	—		51,101
Mortgage-backed securities:
Federal agencies	—	161,230	—		—		161,230
Residential	—	7,815	1		—		7,816
Commercial	—	8,411	91		—		8,502
Total mortgage-backed securities	—	177,456	92		—		177,548
Corporate debt securities	58	10,967	432		—		11,457
Collateralized loan and other debt obligations (3)	—	34,141	879	(2)	—		35,020
Asset-backed securities:
Automobile loans and leases	—	9	—		—		9
Home equity loans	—	327	—		—		327
Other asset-backed securities	—	4,909	962	(2)	—		5,871
Total asset-backed securities	—	5,245	962		—		6,207
Other debt securities	—	1	—		—		1
Total debt securities	22,928	280,720	3,505		—		307,153
Marketable equity securities:
Perpetual preferred securities	112	357	—		—		469
Other marketable equity securities	741	1	—		—		742
Total marketable equity securities	853	358	—		—		1,211
Total available-for-sale securities	23,781	281,078	3,505		—		308,364
Mortgages held for sale	—	21,057	985		—		22,042
Loans	—	—	758		—		758
Mortgage servicing rights (residential)	—	—	12,959		—		12,959
Derivative assets:
Interest rate contracts	44	64,986	238		—		65,268
Commodity contracts	—	3,020	37		—		3,057
Equity contracts	1,314	2,997	1,047		—		5,358
Foreign exchange contracts	22	10,843	29		—		10,894
Credit contracts	—	280	272		—		552
Netting	—	—	—		(70,631)	(4)	(70,631)
Total derivative assets	1,380	82,126	1,623		(70,631)		14,498
Other assets – excluding nonmarketable equity investments at NAV	—	16	3,259		—		3,275
Total assets included in the fair value hierarchy	$60,573	422,888	23,463		(70,631)		436,293
Other assets – nonmarketable equity investments at NAV (5)							—
Total assets recorded at fair value							436,293
Derivative liabilities:
Interest rate contracts	$(45)	(65,047)	(117)		—		(65,209)
Commodity contracts	—	(2,537)	(14)		—		(2,551)
Equity contracts	(919)	(3,879)	(1,314)		—		(6,112)
Foreign exchange contracts	(109)	(12,616)	(17)		—		(12,742)
Credit contracts	—	(332)	(195)		—		(527)
Other derivative contracts	—	—	(47)		—		(47)
Netting	—	—	—		72,696	(4)	72,696
Total derivative liabilities	(1,073)	(84,411)	(1,704)		72,696		(14,492)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(9,722)	(701)	—		—		(10,423)
Corporate debt securities	—	(4,063)	—		—		(4,063)
Equity securities	(1,795)	—	—		—		(1,795)
Other securities	—	(98)	—		—		(98)
Total short sale liabilities	(11,517)	(4,862)	—		—		(16,379)
Other liabilities	—	—	(4)		—		(4)
Total liabilities recorded at fair value	$(12,590)	(89,273)	(1,708)		72,696		(30,875)

(1)	Net gains from trading activities recognized in the income statement for the year ended December 31, 2016, include $820 million in net unrealized gains on trading securities held at December 31, 2016.

(2)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Includes collateralized debt obligations of $847 million.

(4)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(5)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2015
Trading assets
Securities of U.S. Treasury and federal agencies	$13,357	3,469	—		—		16,826
Securities of U.S. states and political subdivisions	—	1,667	8		—		1,675
Collateralized loan obligations	—	346	343		—		689
Corporate debt securities	—	7,909	56		—		7,965
Mortgage-backed securities	—	20,619	—		—		20,619
Asset-backed securities	—	1,005	—		—		1,005
Equity securities	15,010	101	—		—		15,111
Total trading securities (1)	28,367	35,116	407		—		63,890
Other trading assets	—	891	34		—		925
Total trading assets	28,367	36,007	441		—		64,815
Securities of U.S. Treasury and federal agencies	32,868	3,382	—		—		36,250
Securities of U.S. states and political subdivisions	—	48,490	1,500	(2)	—		49,990
Mortgage-backed securities:
Federal agencies	—	104,546	—		—		104,546
Residential	—	8,557	1		—		8,558
Commercial	—	14,015	73		—		14,088
Total mortgage-backed securities	—	127,118	74		—		127,192
Corporate debt securities	54	14,952	405		—		15,411
Collateralized loan and other debt obligations (3)	—	30,402	565	(2)	—		30,967
Asset-backed securities:
Automobile loans and leases	—	15	—	(2)	—		15
Home equity loans	—	414	—		—		414
Other asset-backed securities	—	4,290	1,182	(2)	—		5,472
Total asset-backed securities	—	4,719	1,182		—		5,901
Other debt securities	—	10	—		—		10
Total debt securities	32,922	229,073	3,726		—		265,721
Marketable equity securities:
Perpetual preferred securities	434	484	—	(2)	—		918
Other marketable equity securities	719	—	—		—		719
Total marketable equity securities	1,153	484	—		—		1,637
Total available-for-sale securities	34,075	229,557	3,726		—		267,358
Mortgages held for sale	—	12,457	1,082		—		13,539
Loans	—	—	5,316		—		5,316
Mortgage servicing rights (residential)	—	—	12,415		—		12,415
Derivative assets:
Interest rate contracts	16	62,390	319		—		62,725
Commodity contracts	—	4,623	36		—		4,659
Equity contracts	3,726	2,907	966		—		7,599
Foreign exchange contracts	48	8,899	—		—		8,947
Credit contracts	—	375	275		—		650
Netting	—	—	—		(66,924)	(4)	(66,924)
Total derivative assets	3,790	79,194	1,596		(66,924)		17,656
Other assets – excluding nonmarketable equity investments at NAV	—	—	3,065		—		3,065
Total assets included in the fair value hierarchy	$66,232	357,215	27,641		(66,924)		384,164
Other assets – nonmarketable equity investments at NAV (5)							23
Total assets recorded at fair value							384,187
Derivative liabilities:
Interest rate contracts	$(41)	(57,905)	(31)		—		(57,977)
Commodity contracts	—	(5,495)	(24)		—		(5,519)
Equity contracts	(704)	(3,027)	(1,077)		—		(4,808)
Foreign exchange contracts	(37)	(10,896)	—		—		(10,933)
Credit contracts	—	(351)	(278)		—		(629)
Other derivative contracts	—	—	(58)		—		(58)
Netting	—	—	—		66,004	(4)	66,004
Total derivative liabilities	(782)	(77,674)	(1,468)		66,004		(13,920)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(8,621)	(1,074)	—		—		(9,695)
Corporate debt securities	—	(4,209)	—		—		(4,209)
Equity securities	(1,692)	(4)	—		—		(1,696)
Other securities	—	(70)	—		—		(70)
Total short sale liabilities	(10,313)	(5,357)	—		—		(15,670)
Other liabilities	—	—	(30)		—		(30)
Total liabilities recorded at fair value	$(11,095)	(83,031)	(1,498)		66,004		(29,620)

(1)
Net gains from trading activities recognized in the income statement for the year ended December 31, 2015, include $1.0 billion in net unrealized losses on trading securities held at December 31, 2015.

(2)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Includes collateralized debt obligations of $257 million.

(4)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(5)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value, Transfers Between Fair Value Levels
Transfers into and out of Level 1, Level 2, and Level 3 for the periods presented are provided within Table 17.3. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

Table 17.3: Transfers Between Fair Value Levels

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2016
Trading assets	$55	(48)	61	(56)	1	(13)	—
Available-for-sale securities	—	—	481	(80)	80	(481)	—
Mortgages held for sale	—	—	17	(98)	98	(17)	—
Loans	—	—	—	—	—	—	—
Net derivative assets and liabilities (3)	—	—	(51)	(41)	41	51	—
Short sale liabilities	(1)	1	(1)	1	—	—	—
Total transfers	$54	(47)	507	(274)	220	(460)	—
Year ended December 31, 2015
Trading assets	$15	(9)	103	(28)	13	(94)	—
Available-for-sale securities (2)	—	—	76	(8)	8	(76)	—
Mortgages held for sale	—	—	471	(194)	194	(471)	—
Loans	—	—	—	—	—	—	—
Net derivative assets and liabilities (3)	—	—	48	15	(15)	(48)	—
Short sale liabilities	(1)	1	(1)	1	—	—	—
Total transfers	$14	(8)	697	(214)	200	(689)	—
Year ended December 31, 2014
Trading assets	$—	(11)	70	(31)	31	(59)	—
Available-for-sale securities	—	(8)	370	(148)	148	(362)	—
Mortgages held for sale	—	—	229	(440)	440	(229)	—
Loans	—	—	49	(270)	270	(49)	—
Net derivative assets and liabilities (3)	—	—	(134)	20	(20)	134	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$—	(19)	584	(869)	869	(565)	—

(1)	All transfers in and out of Level 3 are disclosed within the recurring Level 3 rollforward tables in this Note.

(2)
Transfers out of Level 3 exclude $640 million in auction rate perpetual preferred equity securities that were transferred in second quarter 2015 from available-for-sale securities to nonmarketable equity investments in other assets. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for additional information.

(3)	Includes transfers of net derivative assets and net derivative liabilities between levels due to changes in observable market data.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016, are presented in Table 17.4.

Table 17.4: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2016

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2016
Trading assets:
Securities of U.S. states and political subdivisions	$8	—	—	(5)	—	—	3	—
Collateralized loan obligations	343	(38)	—	15	—	(11)	309	(42)
Corporate debt securities	56	(7)	—	(13)	—	(2)	34	—
Mortgage-backed securities	—	—	—	—	—	—	—	—
Asset-backed securities	—	—	—	—	—	—	—	—
Equity securities	—	—	—	(1)	1	—	—	—
Total trading securities	407	(45)	—	(4)	1	(13)	346	(42)
Other trading assets	34	(6)	—	—	—	—	28	1
Total trading assets	441	(51)	—	(4)	1	(13)	374	(41)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	1,500	6	(25)	60	80	(481)	1,140	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	73	—	1	17	—	—	91	(1)
Total mortgage-backed securities	74	—	1	17	—	—	92	(1)
Corporate debt securities	405	21	35	(29)	—	—	432	(2)
Collateralized loan and other debt obligations	565	50	(1)	265	—	—	879	—
Asset-backed securities:
Automobile loans and leases	—	—	—	—	—	—	—	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total debt securities	3,726	79	2	99	80	(481)	3,505	(7)	(4)
Marketable equity securities:
Perpetual preferred securities	—	—	—	—	—	—	—	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	—	—	—	—	—	—	—	—	(5)
Total available-for-sale securities	3,726	79	2	99	80	(481)	3,505	(7)
Mortgages held for sale	1,082	(19)	—	(159)	98	(17)	985	(24)	(6)
Loans	5,316	(59)	—	(4,499)	—	—	758	(24)	(6)
Mortgage servicing rights (residential) (7)	12,415	(1,595)	—	2,139	—	—	12,959	565	(6)
Net derivative assets and liabilities:
Interest rate contracts	288	843	—	(1,003)	—	(7)	121	170
Commodity contracts	12	10	—	(2)	4	(1)	23	11
Equity contracts	(111)	(80)	—	(156)	21	59	(267)	(176)
Foreign exchange contracts	—	(3)	—	(1)	16	—	12	(4)
Credit contracts	(3)	31	—	49	—	—	77	26
Other derivative contracts	(58)	11	—	—	—	—	(47)	11
Total derivative contracts	128	812	—	(1,113)	41	51	(81)	38	(8)
Other assets	3,065	(30)	—	224	—	—	3,259	(30)	(5)
Short sale liabilities	—	—	—	—	—	—	—	—	(3)
Other liabilities	(30)	1	—	25	—	—	(4)	—	(6)

(1)	See Table 17.5 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014 are presented in Table 17.8.

Table 17.8: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2014

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2014
Trading assets:
Securities of U.S. states and political subdivisions	$39	1	—	(2)	—	(31)	7	—
Collateralized loan obligations	541	36	—	(121)	4	(15)	445	(48)
Corporate debt securities	53	—	—	(21)	26	(4)	54	1
Mortgage-backed securities	1	—	—	2	—	(3)	—	—
Asset-backed securities	122	32	—	(70)	—	(5)	79	32
Equity securities	13	—	—	(3)	—	—	10	—
Total trading securities	769	69	—	(215)	30	(58)	595	(15)
Other trading assets	54	(10)	—	11	1	(1)	55	(1)
Total trading assets	823	59	—	(204)	31	(59)	650	(16)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	3,214	21	(86)	(569)	59	(362)	2,277	(2)
Mortgage-backed securities:
Residential	64	11	(5)	(46)	—	—	24	—
Commercial	138	9	(1)	(37)	—	—	109	(4)
Total mortgage-backed securities	202	20	(6)	(83)	—	—	133	(4)
Corporate debt securities	281	25	(25)	(29)	—	—	252	—
Collateralized loan and other debt obligations	1,420	117	(47)	(403)	—	—	1,087	(2)
Asset-backed securities:
Automobile loans and leases	492	—	(33)	(214)	—	—	245	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,657	5	(6)	(373)	89	—	1,372	—
Total asset-backed securities	2,149	5	(39)	(587)	89	—	1,617	—
Total debt securities	7,266	188	(203)	(1,671)	148	(362)	5,366	(8)	(4)
Marketable equity securities:
Perpetual preferred securities	729	8	(29)	(45)	—	—	663	—
Other marketable equity securities	—	4	—	(4)	—	—	—	—
Total marketable equity securities	729	12	(29)	(49)	—	—	663	—	(5)
Total available-for-sale securities	7,995	200	(232)	(1,720)	148	(362)	6,029	(8)
Mortgages held for sale	2,374	4	—	(276)	440	(229)	2,313	7	(6)
Loans	5,723	(52)	—	(104)	270	(49)	5,788	(32)	(6)
Mortgage servicing rights (residential) (7)	15,580	(4,031)	—	1,189	—	—	12,738	(2,122)	(6)
Net derivative assets and liabilities:
Interest rate contracts	(40)	1,588	—	(1,255)	—	—	293	317
Commodity contracts	(10)	(21)	—	(2)	(3)	37	1	(1)
Equity contracts	(46)	96	—	(214)	(17)	97	(84)	(42)
Foreign exchange contracts	9	5	—	(14)	—	—	—	—
Credit contracts	(375)	26	—	160	—	—	(189)	(38)
Other derivative contracts	(3)	(41)	—	—	—	—	(44)	(40)
Total derivative contracts	(465)	1,653	—	(1,325)	(20)	134	(23)	196	(8)
Other assets	1,386	518	—	608	—	—	2,512	—	(5)
Short sale liabilities	—	1	—	(7)	—	—	(6)	1	(3)
Other liabilities	(39)	(10)	—	21	—	—	(28)	(1)	(6)

(1)	See Table 17.9 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015, are presented in Table 17.6.

Table 17.6: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2015

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2015
Trading assets:
Securities of U.S. states and political subdivisions	$7	—	—	1	—	—	8	—
Collateralized loan obligations	445	8	—	(110)	—	—	343	(28)
Corporate debt securities	54	2	—	—	12	(12)	56	(2)
Mortgage-backed securities	—	1	—	(1)	—	—	—	1
Asset-backed securities	79	16	—	(14)	—	(81)	—	—
Equity securities	10	1	—	(11)	—	—	—	—
Total trading securities	595	28	—	(135)	12	(93)	407	(29)
Other trading assets	55	3	—	(24)	1	(1)	34	(14)
Total trading assets	650	31	—	(159)	13	(94)	441	(43)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	2,277	6	(16)	(691)	—	(76)	1,500	(5)
Mortgage-backed securities:
Residential	24	5	(6)	(22)	—	—	1	—
Commercial	109	12	(18)	(30)	—	—	73	(2)
Total mortgage-backed securities	133	17	(24)	(52)	—	—	74	(2)
Corporate debt securities	252	12	(46)	179	8	—	405	(32)
Collateralized loan and other debt obligations	1,087	218	(169)	(571)	—	—	565	—
Asset-backed securities:
Automobile loans and leases	245	—	19	(264)	—	—	—	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,372	2	(13)	(179)	—	—	1,182	(1)
Total asset-backed securities	1,617	2	6	(443)	—	—	1,182	(1)
Total debt securities	5,366	255	(249)	(1,578)	8	(76)	3,726	(40)	(4)
Marketable equity securities:
Perpetual preferred securities	663	3	(2)	(24)	—	(640)	—	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	663	3	(2)	(24)	—	(640)	—	—	(5)
Total available-for-sale securities	6,029	258	(251)	(1,602)	8	(716)	3,726	(40)
Mortgages held for sale	2,313	23	—	(977)	194	(471)	1,082	(23)	(6)
Loans	5,788	(128)	—	(344)	—	—	5,316	(117)	(6)
Mortgage servicing rights (residential) (7)	12,738	(1,870)	—	1,547	—	—	12,415	214	(6)
Net derivative assets and liabilities:
Interest rate contracts	293	1,132	—	(1,137)	—	—	288	97
Commodity contracts	1	7	—	6	(2)	—	12	10
Equity contracts	(84)	116	—	(82)	(13)	(48)	(111)	74
Foreign exchange contracts	—	—	—	—	—	—	—	—
Credit contracts	(189)	19	—	167	—	—	(3)	10
Other derivative contracts	(44)	(15)	—	1	—	—	(58)	(15)
Total derivative contracts	(23)	1,259	—	(1,045)	(15)	(48)	128	176	(8)
Other assets	2,512	456	—	97	—	—	3,065	457	(5)
Short sale liabilities	(6)	—	—	6	—	—	—	—	(3)
Other liabilities	(28)	(13)	—	11	—	—	(30)	—	(6)

(1)	See Table 17.7 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation Detail
Table 17.5 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016.

Table 17.5: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2016

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2016
Trading assets:
Securities of U.S. states and political subdivisions	$2	(2)	—	(5)	(5)
Collateralized loan obligations	372	(357)	—	—	15
Corporate debt securities	37	(50)	—	—	(13)
Mortgage-backed securities	—	—	—	—	—
Asset-backed securities	—	—	—	—	—
Equity securities	—	(1)	—	—	(1)
Total trading securities	411	(410)	—	(5)	(4)
Other trading assets	—	—	—	—	—
Total trading assets	411	(410)	—	(5)	(4)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	28	(24)	547	(491)	60
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	22	—	—	(5)	17
Total mortgage-backed securities	22	—	—	(5)	17
Corporate debt securities	36	(12)	—	(53)	(29)
Collateralized loan and other debt obligations	618	(54)	—	(299)	265
Asset-backed securities:
Automobile loans and leases	—	—	—	—	—
Home equity loans	—	—	—	—	—
Other asset-backed securities	50	(28)	235	(471)	(214)
Total asset-backed securities	50	(28)	235	(471)	(214)
Total debt securities	754	(118)	782	(1,319)	99
Marketable equity securities:
Perpetual preferred securities	—	—	—	—	—
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	—	—	—	—
Total available-for-sale securities	754	(118)	782	(1,319)	99
Mortgages held for sale	87	(618)	565	(193)	(159)
Loans	21	(3,791)	302	(1,031)	(4,499)
Mortgage servicing rights (residential) (1)	—	(66)	2,204	1	2,139
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,003)	(1,003)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	29	(147)	—	(38)	(156)
Foreign exchange contracts	—	—	—	(1)	(1)
Credit contracts	7	(4)	—	46	49
Other derivative contracts	—	—	—	—	—
Total derivative contracts	36	(151)	—	(998)	(1,113)
Other assets	225	—	—	(1)	224
Short sale liabilities	—	—	—	—	—
Other liabilities	—	—	—	25	25

(1)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).
Table 17.7 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015.

Table 17.7: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2015

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2015
Trading assets:
Securities of U.S. states and political subdivisions	$4	(2)	—	(1)	1
Collateralized loan obligations	1,093	(1,203)	—	—	(110)
Corporate debt securities	45	(45)	—	—	—
Mortgage-backed securities	—	(1)	—	—	(1)
Asset-backed securities	—	(5)	—	(9)	(14)
Equity securities	—	—	—	(11)	(11)
Total trading securities	1,142	(1,256)	—	(21)	(135)
Other trading assets	4	(27)	—	(1)	(24)
Total trading assets	1,146	(1,283)	—	(22)	(159)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(65)	555	(1,181)	(691)
Mortgage-backed securities:
Residential	—	(22)	—	—	(22)
Commercial	—	(8)	—	(22)	(30)
Total mortgage-backed securities	—	(30)	—	(22)	(52)
Corporate debt securities	200	(11)	—	(10)	179
Collateralized loan and other debt obligations	109	(325)	—	(355)	(571)
Asset-backed securities:
Automobile loans and leases	—	—	—	(264)	(264)
Home equity loans	—	—	—	—	—
Other asset-backed securities	141	(1)	274	(593)	(179)
Total asset-backed securities	141	(1)	274	(857)	(443)
Total debt securities	450	(432)	829	(2,425)	(1,578)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(24)	(24)
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	—	—	(24)	(24)
Total available-for-sale securities	450	(432)	829	(2,449)	(1,602)
Mortgages held for sale	202	(1,605)	777	(351)	(977)
Loans	72	—	379	(795)	(344)
Mortgage servicing rights (residential)	—	(3)	1,556	(6)	1,547
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,137)	(1,137)
Commodity contracts	—	—	—	6	6
Equity contracts	15	(103)	—	6	(82)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	12	(3)	—	158	167
Other derivative contracts	—	—	—	1	1
Total derivative contracts	27	(106)	—	(966)	(1,045)
Other assets	97	—	—	—	97
Short sale liabilities	21	(15)	—	—	6
Other liabilities	—	—	—	11	11

Table 17.9 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2014.

Table 17.9: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2014

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2014
Trading assets:
Securities of U.S. states and political subdivisions	$10	(12)	—	—	(2)
Collateralized loan obligations	1,057	(1,174)	—	(4)	(121)
Corporate debt securities	85	(106)	—	—	(21)
Mortgage-backed securities	3	(1)	—	—	2
Asset-backed securities	17	(47)	—	(40)	(70)
Equity securities	—	—	—	(3)	(3)
Total trading securities	1,172	(1,340)	—	(47)	(215)
Other trading assets	11	(1)	1	—	11
Total trading assets	1,183	(1,341)	1	(47)	(204)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	73	(144)	336	(834)	(569)
Mortgage-backed securities:
Residential	—	(44)	—	(2)	(46)
Commercial	—	(31)	—	(6)	(37)
Total mortgage-backed securities	—	(75)	—	(8)	(83)
Corporate debt securities	21	(32)	10	(28)	(29)
Collateralized loan and other debt obligations	134	(34)	—	(503)	(403)
Asset-backed securities:
Automobile loans and leases	—	—	—	(214)	(214)
Home equity loans	—	—	—	—	—
Other asset-backed securities	117	(16)	522	(996)	(373)
Total asset-backed securities	117	(16)	522	(1,210)	(587)
Total debt securities	345	(301)	868	(2,583)	(1,671)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(45)	(45)
Other marketable equity securities	—	(4)	—	—	(4)
Total marketable equity securities	—	(4)	—	(45)	(49)
Total available-for-sale securities	345	(305)	868	(2,628)	(1,720)
Mortgages held for sale	208	(276)	167	(375)	(276)
Loans	76	—	438	(618)	(104)
Mortgage servicing rights (residential)	—	(7)	1,196	—	1,189
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,255)	(1,255)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	—	(116)	—	(98)	(214)
Foreign exchange contracts	—	—	—	(14)	(14)
Credit contracts	3	(2)	—	159	160
Other derivative contracts	—	—	—	—	—
Total derivative contracts	3	(118)	—	(1,210)	(1,325)
Other assets	608	—	—	—	608
Short sale liabilities	20	(27)	—	—	(7)
Other liabilities	—	—	—	21	21

Fair Value, Assets and Liabilities Measured on Recurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs

Table 17.10 and Table 17.11 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liability Valuation Processes” section previously within this Note). In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Table 17.10: Valuation Techniques – Recurring Basis – 2016

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2016
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$906		Discounted cash flow	Discount rate	1.1	-	5.6%		2.0
Auction rate securities and other municipal bonds	29		Discounted cash flow	Discount rate	3.7	-	4.9		4.5
				Weighted average life	3.6	-	3.6	yrs	3.6
	208		Vendor priced
Collateralized loan and other debt obligations (2)	309		Market comparable pricing	Comparability adjustment	(15.5)	-	20.3%		2.9
	879		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	443		Discounted cash flow	Discount rate	1.9	-	4.8		3.3
Other commercial and consumer	492	(4)	Discounted cash flow	Discount rate	3.0	-	4.6		3.9
				Weighted average life	0.8	-	4.2	yrs	2.9
	27		Vendor priced
Mortgages held for sale (residential)	955		Discounted cash flow	Default rate	0.5	-	7.9%		1.9
				Discount rate	1.1	-	6.9		5.1
				Loss severity	0.1	-	42.5		26.9
				Prepayment rate	6.3	-	17.1		10.0
	30		Market comparable pricing	Comparability adjustment	(53.3)	-	0.0		(37.8)
Loans	758	(5)	Discounted cash flow	Discount rate	0.0	-	3.9		0.6
				Prepayment rate	0.4	-	100.0		83.7
				Utilization rate	0.0	-	0.8		0.1
Mortgage servicing rights (residential)	12,959		Discounted cash flow	Cost to service per loan (6)	$79	-	598		155
				Discount rate	6.5	-	18.4%		6.8
				Prepayment rate (7)	9.4	-	20.6		10.3
Net derivative assets and (liabilities):
Interest rate contracts	127		Discounted cash flow	Default rate	0.1	-	6.8		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	12.5		9.6
Interest rate contracts: derivative loan commitments	(6)		Discounted cash flow	Fall-out factor	1.0	-	99.0		15.0
				Initial-value servicing	(23.0)	-	131.2	bps	56.8
Equity contracts	79		Discounted cash flow	Conversion factor	(10.6)	-	0.0%		(7.9)
				Weighted average life	1.0	-	3.0	yrs	2.0
	(346)		Option model	Correlation factor	(65.0)	-	98.5%		39.9
				Volatility factor	6.5	-	100.0		20.7
Credit contracts	(28)		Market comparable pricing	Comparability adjustment	(27.7)	-	21.3		0.02
	105		Option model	Credit spread	0.0	-	11.6		1.2
				Loss severity	12.0	-	60.0		50.4
Other assets: nonmarketable equity investments	21		Discounted cash flow	Discount rate	5.0	-	10.3		8.7
				Volatility Factor	0.3		2.4		1.1
	3,238		Market comparable pricing	Comparability adjustment	(22.1)	-	(5.5)		(16.4)

Insignificant Level 3 assets, net of liabilities	570	(8)
Total level 3 assets, net of liabilities	$21,755	(9)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $847 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	A significant portion of the balance consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $79 - $293.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts, and other derivative contracts.

(9)	Consists of total Level 3 assets of $23.5 billion and total Level 3 liabilities of $1.7 billion, before netting of derivative balances.

Table 17.11: Valuation Techniques – Recurring Basis – 2015

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average (1)
December 31, 2015
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$1,213		Discounted cash flow	Discount rate	0.8	-	5.6%		1.9
	51		Vendor priced
Auction rate securities and other municipal bonds	244		Discounted cash flow	Discount rate	0.8	-	4.5		2.0
				Weighted average life	1.0	-	10.0	yrs	4.7
Collateralized loan and other debt obligations (2)	343		Market comparable pricing	Comparability adjustment	(20.0)	-	20.3%		2.9
	565		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	608		Discounted cash flow	Discount rate	1.0	-	5.0		3.2
Other commercial and consumer	508	(4)	Discounted cash flow	Discount rate	2.5	-	6.3		3.8
				Weighted average life	1.0	-	9.4	yrs	4.3
	66		Vendor priced
Mortgages held for sale (residential)	1,033		Discounted cash flow	Default rate	0.5	-	13.7%		3.6
				Discount rate	1.1	-	6.3		4.7
				Loss severity	0.1	-	22.7		11.2
				Prepayment rate	2.6	-	9.6		6.4
	49		Market comparable pricing	Comparability adjustment	(53.3)	-	0.0		(32.6)
Loans	5,316	(5)	Discounted cash flow	Discount rate	0.0	-	3.9		3.1
				Prepayment rate	0.2	-	100.0		14.6
				Utilization rate	0.0	-	0.8		0.3
Mortgage servicing rights (residential)	12,415		Discounted cash flow	Cost to service per loan (6)	$70	-	599		168
				Discount rate	6.8	-	11.8%		7.3
				Prepayment rate (7)	10.1	-	18.9		11.4
Net derivative assets and (liabilities):
Interest rate contracts	230		Discounted cash flow	Default rate	0.1	-	9.6		2.6
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	0.3	-	2.5		2.2
Interest rate contracts: derivative loan commitments	58	(8)	Discounted cash flow	Fall-out factor	1.0	-	99.0		18.8
				Initial-value servicing	(30.6)	-	127.0	bps	41.5
Equity contracts	72		Discounted cash flow	Conversion factor	(10.6)	-	0.0%		(8.1)
				Weighted average life	0.5	-	2.0	yrs	1.5
	(183)		Option model	Correlation factor	(77.0)	-	98.5%		66.0
				Volatility factor	6.5	-	91.3		24.2
Credit contracts	(9)		Market comparable pricing	Comparability adjustment	(53.6)	-	18.2		(0.6)
	6		Option model	Credit spread	0.0	-	19.9		1.6
				Loss severity	13.0	-	73.0		49.6

Other assets: nonmarketable equity investments	3,065		Market comparable pricing	Comparability adjustment	(19.1)	-	(5.5)		(15.1)

Insignificant Level 3 assets, net of liabilities	493	(9)
Total level 3 assets, net of liabilities	$26,143	(10)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $257 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Consists largely of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $70 - $335.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)	Total derivative loan commitments were a net asset of $56 million, of which a $2 million derivative liability was classified as level 2 at December 31, 2015.

(9)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts, and other derivative contracts.

(10)	Consists of total Level 3 assets of $27.6 billion and total Level 3 liabilities of $1.5 billion, before netting of derivative balances

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis
Table 17.12 provides the fair value hierarchy and carrying amount of all assets that were still held as of December 31, 2016, and 2015, and for which a nonrecurring fair value adjustment was recorded during the years then ended.

Table 17.12: Fair Value on a Nonrecurring Basis

	December 31, 2016				December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$—	2,312	1,350	3,662	—	4,667	1,047	5,714
Loans held for sale	—	8	—	8	—	279	—	279
Loans:
Commercial	—	464	—	464	—	191	—	191
Consumer	—	822	7	829	—	1,406	7	1,413
Total loans (2)	—	1,286	7	1,293	—	1,597	7	1,604
Other assets - excluding nonmarketable equity investments at NAV (3)	—	233	412	645	—	280	368	648
Total included in the fair value hierarchy	$—	3,839	1,769	5,608	—	6,823	1,422	8,245
Other assets - nonmarketable equity investments at NAV (4)				13				286
Total assets at fair value on a nonrecurring basis				$5,621				8,531

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

(2)	Represents the carrying value of loans for which nonrecurring adjustments are based on the appraised value of the collateral.

(3)	Includes the fair value of foreclosed real estate, other collateral owned, operating lease assets and nonmarketable equity investments.

(4)
Consists of certain nonmarketable equity investments that are measured at fair value on a nonrecurring basis using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis
.

(4)
Consists of certain nonmarketable equity investments that are measured at fair value on a nonrecurring basis using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Table 17.13 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 17.13: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2016	2015
Mortgages held for sale (LOCOM)	$1	(3)
Loans held for sale	—	(3)
Loans:
Commercial	(913)	(165)
Consumer	(717)	(1,001)
Total loans (1)	(1,630)	(1,166)
Other assets (2)	(438)	(396)
Total	$(2,067)	(1,568)

(1)	Represents write-downs of loans based on the appraised value of the collateral.

(2)
Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets. Also includes impairment losses on nonmarketable equity

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs nvestments.
Table 17.14 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets that are measured at fair value on a nonrecurring basis using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table valuation techniques and significant unobservable inputs for certain classes of Level 3 assets measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 17.14: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2016
Residential mortgages held for sale (LOCOM)	$1,350	(3)	Discounted cash flow	Default rate	(4)	0.2	–	4.3%	1.9%
				Discount rate		1.5	–	8.5	3.8
				Loss severity		0.7	–	50.1	2.4
				Prepayment rate	(5)	3.0	–	100.0	50.7
Other assets: nonmarketable equity investments	—		Market comparable pricing	Comparability adjustment		0.0	–	0.0	0.0
	220		Discounted cash flow	Discount rate		4.7	–	9.3	7.3
Insignificant level 3 assets	199
Total	$1,769
December 31, 2015
Residential mortgages held for sale (LOCOM)	$1,047	(3)	Discounted cash flow	Default rate	(4)	0.5	–	5.0%	4.2%
				Discount rate		1.5	–	8.5	3.5
				Loss severity		0.0	–	26.1	2.9
				Prepayment rate	(5)	2.6	–	100.0	65.4
Other assets: nonmarketable equity investments	228		Market comparable pricing	Comparability adjustment		5.0	–	9.2	8.5
	—		Discounted cash flow	Discount rate		0.0	–	0.0	0.0
Insignificant level 3 assets	147
Total	$1,422

(1)	Refer to the narrative following Table 17.11 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MHFS, weighted averages are calculated using outstanding unpaid principal balance of the loans.

(3)
Consists of $1.3 billion and $1.0 billion government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitization at December 31, 2016 and 2015, respectively, and $33 million and $41 million of other mortgage loans that are not government insured/guaranteed at December 31, 2016 and 2015, respectively.

(4)	Applies only to non-government insured/guaranteed loans.

(5)	Includes the impact on prepayment rate of expected defaults for the government insured/guaranteed loans, which impacts the frequency and timing of early resolution of loans.

Fair Value Option, Carrying Amount
Table 17.15 reflects differences between the fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 17.15: Fair Value Option

	December 31, 2016			December 31, 2015
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Trading assets - loans:
Total loans	$1,332	1,418	(86)	886	935	(49)
Nonaccrual loans	100	115	(15)	—	—	—
Mortgages held for sale:
Total loans	22,042	21,961	81	13,539	13,265	274
Nonaccrual loans	136	182	(46)	161	228	(67)
Loans 90 days or more past due and still accruing	12	16	(4)	19	22	(3)
Loans held for sale:
Total loans	—	6	(6)	—	5	(5)
Nonaccrual loans	—	6	(6)	—	5	(5)
Loans:
Total loans	758	775	(17)	5,316	5,184	132
Nonaccrual loans	297	318	(21)	305	322	(17)
Other assets (1)	3,275	N/A	N/A	3,065	N/A	N/A

(1)	Consists of nonmarketable equity investments carried at fair value. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for more information.

Fair Value Option, Gains and Losses
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown in Table 17.16 by income statement line item.
Table 17.16: Fair Value Option – Changes in Fair Value Included in Earnings

						Year ended December 31,
	2016			2015			2014
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income
Trading assets - loans	$—	55	3	—	4	4	—	29	4
Mortgages held for sale	1,456	—	—	1,808	—	—	2,211	—	—
Loans	—	—	(60)	—	—	(122)	—	—	(49)
Other assets	—	—	(12)	—	—	457	—	—	518
Other interests held (1)	—	(5)	—	—	(6)	—	—	(12)	—

(1)	Includes retained interests in securitizations.

Fair Value Option, Instrument Specific Credit Risk
Table 17.17 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 17.17: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2016	2015	2014
Gains (losses) attributable to instrument-specific credit risk:
Trading assets - loans	$55	4	29
Mortgages held for sale	3	29	60
Total	$58	33	89

Fair Value, Estimated for Financial Instruments Not Carried at Fair Value
Table 17.18 is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis as they are included within Table 17.2 in this Note. The carrying amounts in the following table are recorded on the balance sheet under the indicated captions, except for nonmarketable equity investments, which are included in other assets.
We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

Table 17.18: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2016
Financial assets
Cash and due from banks (1)	$20,729	20,729	—	—	20,729
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	266,038	18,670	247,286	82	266,038
Held-to-maturity securities	99,583	45,079	51,706	2,370	99,155
Mortgages held for sale (2)	4,267	—	2,927	1,350	4,277
Loans held for sale	80	—	81	—	81
Loans, net (3)	936,358	—	60,245	887,589	947,834
Nonmarketable equity investments (cost method)
Excluding investments at NAV	8,362	—	18	8,924	8,942
Total financial assets included in the fair value hierarchy	1,335,417	84,478	362,263	900,315	1,347,056
Investments at NAV (4)	35				48
Total financial assets	1,335,452				1,347,104
Financial liabilities
Deposits	1,306,079	—	1,282,158	23,995	1,306,153
Short-term borrowings (1)	96,781	—	96,781	—	96,781
Long-term debt (5)	255,070	—	245,704	10,075	255,779
Total financial liabilities	1,657,930	—	1,624,643	34,070	1,658,713
December 31, 2015
Financial assets
Cash and due from banks (1)	$19,111	19,111	—	—	19,111
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	270,130	14,057	255,911	162	270,130
Held to maturity securities	80,197	45,167	32,052	3,348	80,567
Mortgages held for sale (2)	6,064	—	5,019	1,047	6,066
Loans held for sale	279	—	279	—	279
Loans, net (3)	887,497	—	60,848	839,816	900,664
Nonmarketable equity investments (cost method)
Excluding investments at NAV	6,659	—	14	7,271	7,285
Total financial assets included in the fair value hierarchy	1,269,937	78,335	354,123	851,644	1,284,102
Investments at NAV (4)	376				619
Total financial assets	1,270,313				1,284,721
Financial liabilities
Deposits	1,223,312	—	1,194,781	28,616	1,223,397
Short-term borrowings (1)	97,528	—	97,528	—	97,528
Long-term debt (5)	199,528	—	188,015	10,468	198,483
Total financial liabilities	1,520,368	—	1,480,324	39,084	1,519,408

(1)	Amounts consist of financial instruments in which carrying value approximates fair value.

(2)	Excludes MHFS for which we elected the fair value option.

(3)	Excludes loans for which the fair value option was elected and also excludes lease financing with a carrying amount of $19.3 billion and $12.4 billion at December 31, 2016 and 2015, respectively.

(4)
Consists of certain nonmarketable equity investments for which estimated fair values are determined using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

(5)	Excludes capital lease obligations of $7 million and $8 million at December 31, 2016 and 2015, respectively.